Share Capital (Tables)	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Schedule of Share Capital
	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares *	Number of shares *	Number of shares	RM	USD
Paid-up capital
Balance at June 1, 2024	35,000	10,000	45,000	482	118
New issued shares	8,740	-	8,740	93	23
Balance at June 30, 2025	43,740	10,000	53,740	575	141
New issued shares	-	240,000	240,000	2,359	578
Issuance of ordinary shares from the exercise of warrants	1,477,611	-	1,477,611	14,692	3,599
Balance at June 30, 2026	1,521,351	250,000	1,771,351	17,626	4,318

*	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.